Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 1,628	$ 1,568
Work in process	297	396
Finished products	1,434	1,815
Inventories	$ 3,359	$ 3,779